UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-21634
                                  ----------------------------------------------

                                            Access One Trust
--------------------------------------------------------------------------------
                             (Exact name of registrant as specified in charter)

         7501 Wisconsin Avenue, Suite 1000            Bethesda, MD        20814
--------------------------------------------------------------------------------
            (Address of principal executive offices)                 (Zip code)

             BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (614) 470-8000
                                                   -----------------------------

Date of fiscal year end:         October 31
                        -----------------------------

Date of reporting period:       April 30, 2005
                         ----------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                          ACCESS ONE TRUST
                                                Access Flex High Yield Fund
                                                Access Flex Bear High Yield Fund

SEMIANNUAL REPORT

April 30, 2005

TABLE OF CONTENTS

  i  MESSAGE FROM THE CHAIRMAN

 ii  ALLOCATION OF PORTFOLIO HOLDINGS & COMPOSITION

iii  EXPENSE EXAMPLES

SCHEDULE OF PORTFOLIO INVESTMENTS

     1  Access Flex High Yield Fund

     2  Access Flex Bear High Yield Fund

3    STATEMENTS OF ASSETS AND LIABILITIES

4    STATEMENTS OF OPERATIONS

5    STATEMENTS OF CHANGES IN NET ASSETS

6    FINANCIAL HIGHLIGHTS

8    NOTES TO FINANCIAL STATEMENTS

MESSAGE FROM THE CHAIRMAN

Dear Shareholder:

I'm very pleased to have this first opportunity to address Access Funds shareholders.

About a year ago, our surveys confirmed strong investor interest in a fund that would provide broad exposure to the high yield asset class-along with the flexibility to adjust that exposure as investors see fit. So we moved forward to develop a fund that could meet that criteria. The result was Access Flex High Yield Fund, launched in December 2004. In April 2005, we launched its counterpart-Access Flex Bear High Yield-a fund designed to go up when the high yield market goes down.

The Access Funds are among the newest innovations from ProFund Advisors, the investment adviser to the nation's largest lineup of indexed funds.(1)ProFund Advisors manages funds that allow investors the flexibility to adjust investments without the exchange restrictions and redemption fees commonly imposed by other fund companies.

With the Access Funds, we are able to offer you even more strategies that go beyond the conventional. The Access Funds are specialty mutual funds that may not share all the features of the ProFunds family. For example, Access Flex High Yield and Flex Bear High Yield Funds are not designed to correlate to a daily benchmark. However, both are fully exchangeable with any of the funds in the ProFunds family, and there are no restrictions on the frequency of purchases or redemptions in either high yield fund.

We deeply appreciate your investment in the Access Funds and the confidence you have placed in us.

[PHOTO OF MICHAEL L. SAPIR]
MICHAEL L. SAPIR - Chairman

Sincerely,

/s/ MICHAEL L. SAPIR

MICHAEL L. SAPIR
CHAIRMAN

High yield investments generally present a greater risk of loss than higher-quality debt securities and may be subject to greater price volatility.

An investor should consider the investment objectives, risks and charges and expenses of ProFunds carefully before investing or sending money. The prospectus contains this and other information about ProFunds. To obtain a prospectus, please call 888-776-3637 or visit www.profunds.com. The prospectus should be read carefully before investing. ProFunds Distributors, Inc., distributor.

----------
(1)Source: Lipper. October 14, 2004. Lipper defines "Indexed Fund" as an open-end mutual fund which is pure index, enhanced index or index-based, but is not an Exchange Traded Fund (ETF). The majority of ProFunds are categorized by Lipper as enhanced index funds.

           ALLOCATION OF PORTFOLIO HOLDINGS & COMPOSITION (UNAUDITED)
                                 APRIL 30, 2005

ACCESS FLEX HIGH YIELD FUND

INVESTMENT OBJECTIVE: The Access Flex High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.

       HIGH YIELD MARKET EXPOSURE

                              % OF
INVESTMENT TYPE             NET ASSETS
---------------             ----------
Swap Agreements                109%
--------------------------------------
Total Exposure                 109%
--------------------------------------

------------
"Market Exposure" excludes any short-term investments, cash equivalents or other non-high yield market investment securities.

                               HOLDINGS

The Access Flex High Yield Fund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, U.S. Government securities and repurchase agreements.

              INDUSTRY EXPOSURE

                                      % OF
                                  MARKET EXPOSURE
                                  ---------------
Consumer Cyclical                     24.00%
Communications                        17.00%
Basic Materials                       13.00%
Consumer Non-Cyclical                 12.00%
Industrial                            10.00%
Energy                                 9.00%
Financial                              6.00%
Utilities                              5.00%
Technology                             4.00%
-------------------------------------------------

ACCESS FLEX BEAR HIGH YIELD FUND

INVESTMENT OBJECTIVE: The Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market consistent with maintaining reasonable liquidity.

       HIGH YIELD MARKET EXPOSURE

                              % OF
INVESTMENT TYPE             NET ASSETS
---------------             ----------
Swap Agreements                (103)%
--------------------------------------
Total Exposure                 (103)%
--------------------------------------

------------
"Market Exposure" excludes any short- term investments, cash equivalents or other non-high yield market investment securities.

                               HOLDINGS

The Access Flex Bear High Yield Fund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, U.S. Government securities and repurchase agreements.

              INDUSTRY EXPOSURE

                                      % OF
                                  MARKET EXPOSURE
                                  ---------------
Consumer Cyclical                     24.00%
Communications                        17.00%
Basic Materials                       13.00%
Consumer Non-Cyclical                 12.00%
Industrial                            10.00%
Energy                                 9.00%
Financial                              6.00%
Utilities                              5.00%
Technology                             4.00%
-------------------------------------------------

ACCESS ONE TRUST
                     EXPENSE EXAMPLES (UNAUDITED)

As a fund shareholder, you incur two types of costs:(1) transaction costs, including wire redemption fees;and (2) ongoing costs, including management fees;distribution and service (12b-1) fees;and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire redemption fees. Therefore, the hypothetical return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from the Fund's inception date through April 30, 2005.

The ACTUAL RETURN table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                       BEGINNING        ENDING       EXPENSES PAID        EXPENSE RATIO
                                     ACCOUNT VALUE  ACCOUNT VALUE    DURING PERIOD*       DURING PERIOD
                                       12/17/04        4/30/05     12/17/04 - 4/30/05  12/17/04 - 4/30/05
                                     -------------  -------------  ------------------  ------------------
ACTUAL RETURN
Access Flex High Yield
   Fund - Investor Class               $1,000.00        $968.40           $5.71               1.58%
Access Flex High Yield
   Fund - Service Class                 1,000.00         964.00            9.30               2.58%

                                       BEGINNING        ENDING       EXPENSES PAID       EXPENSE RATIO
                                     ACCOUNT VALUE  ACCOUNT VALUE    DURING PERIOD*      DURING PERIOD
                                        4/27/05        4/30/05     4/27/05 - 4/30/05   4/27/05 - 4/30/05
                                     -------------  -------------  -----------------   -----------------
ACTUAL RETURN
Access Flex Bear High Yield
   Fund - Investor Class               $1,000.00        $1,003.00         $0.16               1.95%
Access Flex Bear High Yield
   Fund - Service Class                 1,000.00         1,003.00          0.24               2.95%

------------
* Expenses are equal to the average account value over the period multiplied by the fund's annualized expense ratios multiplied by the number of days in the period from the date of commencement of operations (December 17, 2004 for Access Flex High Yield Fund and April 27, 2005 for Access Flex Bear High Yield
  Fund)to April 30, 2005 divided by the number of days in the fiscal year. The rates of return are for the same time period and are not annualized.

ACCESS ONE TRUST
                    EXPENSE EXAMPLES (CONTINUED) (UNAUDITED)

The HYPOTHETICAL RETURN table below provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                     BEGINNING        ENDING        EXPENSES PAID         EXPENSE RATIO
                                   ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*        DURING PERIOD
                                      11/1/04         4/30/05      11/1/04 - 4/30/05   12/17/04 - 4/30/05
                                   -------------   -------------   -----------------   ------------------
HYPOTHETICAL RETURN
Access Flex High Yield
   Fund - Investor Class**          $1,000.00        $1,016.96          $ 7.90                1.58%
Access Flex High Yield
   Fund - Service Class**            1,000.00         1,012.00           12.87                2.58%

                                     BEGINNING         ENDING        EXPENSES PAID      EXPENSE RATIO
                                   ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*     DURING PERIOD
                                      11/1/04         4/30/05      11/1/04- 4/30/05   4/27/05 - 4/30/05
                                   -------------   -------------   ----------------   -----------------
HYPOTHETICAL RETURN
Access Flex Bear High Yield
   Fund - Investor Class**          $1,000.00       $1,015.12           $ 9.74              1.95%
Access Flex Bear High Yield
   Fund - Service Class**            1,000.00        1,010.17            14.70              2.95%

------------
* Expenses are equal to the average account value over the period multiplied by the fund's annualized expense ratios multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Information shown reflects values using the expense ratios from the date of commencement of operations (December 17, 2004 for Access Flex High Yield Fund and April 27, 2005 for Access Flex Bear High Yield Fund) to April 30, 2005 and has been annualized to reflect values for the period from November 1, 2004 to April 30, 2005.

ACCESS ONE TRUST                               SCHEDULE OF PORTFOLIO INVESTMENTS
ACCESS FLEX HIGH YIELD FUND                                       April 30, 2005
(unaudited)

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS (63.6%)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                      ---------       ---------
U.S. Treasury Notes, 4.00%, 4/15/10..............      $405,000       $  406,930
                                                                      ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $406,105) ..............................                        406,930
                                                                      ----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (144.1%)
--------------------------------------------------------------------------------

UBS*, 2.78%, 5/2/05, dated 4/29/05, with a
   maturity value of $922,214 (Collateralized
   by $947,000 various Federal National Mortgage
   Association Securities, 3.00%-3.11%,
   6/22/05-3/2/07, market value $942,075)........       922,000          922,000
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $922,000) ..............................                        922,000
                                                                      ----------
TOTAL INVESTMENT SECURITIES
   (Cost $1,328,105)-207.7% .....................                      1,328,930
Net other assets (liabilities)-(107.7)% .........                       (689,109)
                                                                      ----------
NET ASSETS-100.0% ...............................                     $  639,821
                                                                      ==========

------------
* All or a portion of this security is held as collateral for swap agreements.

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP AGREEMENTS
--------------------------------------------------------------------------------

                                                                             UNREALIZED
UNDERLYING INSTRUMENT             NOTIONAL    INTEREST      EXPIRATION      APPRECIATION
                                   AMOUNT       RATE          DATE         (DEPRECIATION)
                                  --------    --------      ----------     --------------
Dow Jones CDX North American
   High Yield Swap; Series 3      $700,000      3.60%       06/20/2010        $(65,683)

--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
--------------------------------------------------------------------------------

                                                                    UNREALIZED
                                                                   APPRECIATION
                                                   CONTRACTS      (DEPRECIATION)
                                                   ---------      --------------
5-Year U.S. Treasury Note Futures
   Contract expiring June 2005 (Underlying
   face amount at value $108,469) ...............          1                $623

               See accompanying notes to the financial statements.

ACCESS ONE TRUST                               SCHEDULE OF PORTFOLIO INVESTMENTS
ACCESS FLEX BEAR HIGH YIELD FUND                                  April 30, 2005
(unaudited)

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS (78.4%)
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------     ----------
UBS*, 2.78%, 5/2/05, dated 4/29/05, with a
   maturity value of $3,058,708 (Collateralized by
   $3,145,000 various Federal National Mortgage
   Association Securities, 3.00%-3.09%,
   7/27/05-3/2/07, market value $3,120,323)......      $3,058,000     $3,058,000
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,058,000) .............................                      3,058,000
                                                                      ----------
TOTAL INVESTMENT SECURITIES
  (Cost $3,058,000)-78.4% .......................                      3,058,000
Net other assets (liabilities)-21.6% ............                        842,798
                                                                      ----------
NET ASSETS--100.0% ..............................                     $3,900,798
                                                                      ==========

------------
* All or a portion of this security is held as collateral for swap agreements.

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP AGREEMENTS
--------------------------------------------------------------------------------

                                                                                 UNREALIZED
UNDERLYING INSTRUMENT             NOTIONAL        INTEREST      EXPIRATION      APPRECIATION
                                   AMOUNT           RATE           DATE        (DEPRECIATION)
                                  --------        --------      ----------     -------------
Dow Jones CDX North American
   High Yield Swap; Series 3     $(3,700,000)      3.60%        06/20/2010        $143,541
Dow Jones CDX North American
   High Yield Swap;Series 3         (300,000)      3.60%        06/20/2010          11,689

--------------------------------------------------------------------------------
TOTAL RETURN SWAP AGREEMENTS
--------------------------------------------------------------------------------

                                                                                 UNREALIZED
                                                                                APPRECIATION
                                                                   UNITS       (DEPRECIATION)
                                                                   -----       -------------
Total Return Swap Agreement based on the 5-year
   U.S.Treasury Noteexpiring 4/15/10 (Underlying
   notional amount at value $2,903,773) ...................     (2,890,000)       $(613)

               See accompanying notes to the financial statements.

ACCESS ONE TRUST
APRIL 30, 2005
(unaudited)

--------------------------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                  ACCESS FLEX          ACCESS FLEX
                                                                                   HIGH YIELD        BEAR HIGH YIELD
                                                                                      FUND                FUND
                                                                                  -----------        ---------------
ASSETS:
   Securities, at cost ......................................................     $   406,105           $        -
                                                                                  -----------           ----------
   Securities, at value .....................................................         406,930                    -
   Repurchase agreements, at cost ...........................................         922,000            3,058,000
                                                                                  -----------           ----------
      Total Investment Securities ...........................................       1,328,930            3,058,000
   Cash .....................................................................           1,100                  490
   Segregated cash balances with brokers for futures contracts ..............             495                    -
   Interest receivable ......................................................             851                  472
   Receivable for capital shares issued .....................................           4,348              836,341
   Unrealized appreciation on credit default swap agreements
      (premiums paid $0;$148,500, respectively) .............................               -              155,230
   Prepaid and other expenses ...............................................         114,007                    -
                                                                                  -----------           ----------
      TOTAL ASSETS ..........................................................       1,449,731            4,050,533
                                                                                  -----------           ----------
LIABILITIES:
   Payable for investments purchased ........................................         695,711              148,500
   Payable for capital shares redeemed ......................................          38,133                    -
   Unrealized depreciation on total return swap agreements ..................               -                  613
   Unrealized depreciation on credit default swap agreements
      (premiums received $55,250;$0, respectively) ..........................          65,683                    -
   Variation margin on futures contracts ....................................             328                    -
   Advisory fees payable ....................................................           3,777                  179
   Management services fees payable .........................................             755                   36
   Administration fees payable ..............................................             285                    -
   Distribution and service fees payable-Service Class ......................           4,398                  156
   Other accrued expenses ...................................................               -                  251
   Other liabilities ........................................................             840                    -
                                                                                  -----------           ----------
      TOTAL LIABILITIES .....................................................         809,910              149,735
                                                                                  -----------           ----------
NET ASSETS ..................................................................     $   639,821           $3,900,798
                                                                                  ===========           ==========
NET ASSETS CONSIST OF:
   Capital ..................................................................     $ 2,131,931           $3,894,633
   Accumulated net investment income (loss) .................................          41,769                   48
   Accumulated net realized gains (losses) on investments ...................      (1,524,894)                   -
   Net unrealized appreciation (depreciation) on investments ................          (8,985)               6,117
                                                                                  -----------           ----------
NET ASSETS ..................................................................     $   639,821           $3,900,798
                                                                                  ===========           ==========
INVESTOR CLASS:
   Net Assets ...............................................................     $   186,121           $1,952,446
   Shares of Beneficial Interest Outstanding ................................           6,490               64,895
   Net Asset Value (offering and redemption price per share) ................     $     28.68           $    30.09
                                                                                  ===========           ==========
SERVICE CLASS:
   Net Assets ...............................................................     $   453,700           $1,948,352
   Shares of Beneficial Interest Outstanding ................................          15,853               64,771
   Net Asset Value (offering and redemption price per share) ................     $     28.62           $    30.08
                                                                                  ===========           ==========

              See accompanying notes to the financial statements.

ACCESS ONE TRUST
FOR THE PERIODS ENDED APRIL 30, 2005
(unaudited)

--------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                  ACCESS FLEX          ACCESS FLEX
                                                                                   HIGH YIELD        BEAR HIGH YIELD
                                                                                  FUND(a), (b)           FUND(c)
                                                                                  ------------       --------------
INVESTMENT INCOME:
   Interest ...................................................................   $   158,391             $  670
                                                                                  -----------             ------
EXPENSES:
   Advisory fees ..............................................................        39,592                179
   Management services fees ...................................................         7,918                 36
   Administration fees ........................................................           597                  9
   Distribution and service fees-Service Class ................................        27,008                156
   Audit fees .................................................................         4,361                 66
   Printing fees ..............................................................         9,428                 67
   Legal fees .................................................................         9,058                 22
   Transfer agency fees .......................................................           458                  8
   Registration and filing fees ...............................................         6,114                 40
   Custody fees ...............................................................         1,315                  7
   Fund accounting fees .......................................................           113                  2
   Trustee fees and reimbursements ............................................         1,969                  6
   Other expenses .............................................................         2,169                 24
                                                                                  -----------             ------
      TOTAL EXPENSES ..........................................................       110,100                622
                                                                                  -----------             ------
NET INVESTMENT INCOME (LOSS) ..................................................        48,291                 48
                                                                                  -----------             ------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains (losses) on investment securities .......................      (683,959)                 -
   Net realized gains (losses) on futures contracts ...........................      (420,753)                 -
   Net realized gains (losses) on swap agreements .............................      (420,182)                 -
   Change in net unrealized appreciation/depreciation on investments ..........        (8,985)             6,117
                                                                                  -----------             ------
      NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS ...............    (1,533,879)             6,117
                                                                                  -----------             ------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS ................................   $(1,485,588)            $6,165
                                                                                  ===========             ======

------------
(a) Commencement of operations is December 17, 2004.
(b) There was no significant income earned or expenses incurred from the date of initial capitalization (December 15, 2004) to the date of public offering (December 17, 2004).
(c) Commencement of operations is April 27, 2005.

              See accompanying notes to the financial statements.

ACCESS ONE TRUST

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                ACCESS FLEX                  ACCESS FLEX
                                                                               HIGH YIELD FUND           BEAR HIGH YIELD FUND
                                                                           ------------------------     ----------------------
                                                                                FOR THE PERIOD              FOR THE PERIOD
                                                                           DECEMBER 17, 2004(a),(b)        APRIL 27, 2005(a)
                                                                           THROUGH APRIL 30, 2005       THROUGH APRIL 30, 2005
                                                                                 (unaudited)                 (unaudited)
                                                                           ------------------------     ----------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss) ........................................        $      48,291                  $       48
   Net realized gains (losses) on investments ..........................           (1,524,894)                         --
   Change in net unrealized appreciation/depreciation on investments ...               (8,985)                      6,117
                                                                                -------------                  ----------
   Change in net assets resulting from operations ......................           (1,485,588)                      6,165
                                                                                -------------                  ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Investor Class ....................................................               (6,313)                         --
     Service Class .....................................................                 (209)                         --
                                                                                -------------                  ----------
   Change in net assets resulting from distributions ...................               (6,522)                         --
                                                                                -------------                  ----------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued
     Investor Class ....................................................           36,676,127                   1,951,136
     Service Class .....................................................           49,273,416                   1,943,497
   Dividends reinvested
     Investor Class ....................................................                4,651                          --
     Service Class .....................................................                  209                          --
   Cost of shares redeemed
     Investor Class ....................................................          (35,922,945)                         --
     Service Class .....................................................          (47,999,527)                         --
                                                                                -------------                  ----------
   Change in net assets resulting from capital transactions ............            2,031,931                   3,894,633
                                                                                -------------                  ----------
   Change in net assets ................................................              539,821                   3,900,798
NET ASSETS:
   Beginning of period .................................................              100,000                          --
                                                                                -------------                  ----------
   End of period .......................................................        $     639,821                  $3,900,798
                                                                                =============                  ==========
   Accumulated net investment income (loss) ............................        $      41,769                  $       48
                                                                                =============                  ==========
SHARE TRANSACTIONS:
   Issued
     Investor Class ....................................................            1,233,153                      64,895
     Service Class .....................................................            1,681,981                      64,771
   Reinvested
     Investor Class ....................................................                  164                          --
     Service Class .....................................................                    7                          --
   Redeemed
     Investor Class ....................................................           (1,230,160)                         --
     Service Class .....................................................           (1,666,135)                         --
                                                                                -------------                  ----------
   Change in shares ....................................................               19,010                     129,666
                                                                                =============                  ==========

------------
(a) Commencement of operations
(b) There was no significant income earned or expenses incurred from the date of initial capitalization (December 15, 2004) to the date of public offering (December 17, 2004).

              See accompanying notes to the financial statements.

ACCESS ONE TRUST

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

  SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                     DISTRIBUTIONS TO
                                                              INVESTMENT ACTIVITIES                 SHAREHOLDERS FROM
                                                       --------------------------------------   -------------------------
                                                                   NET REALIZED
                                                                       AND
                                            NET ASSET     NET      UNREALIZED                                             NET ASSET
                                              VALUE,   INVESTMENT     GAINS        TOTAL FROM       NET                     VALUE,
                                            BEGINNING    INCOME    (LOSSES) ON     INVESTMENT   INVESTMENT     TOTAL        END OF
INVESTOR CLASS                              OF PERIOD    (LOSS)    INVESTMENTS     ACTIVITIES     INCOME    DISTRIBUTIONS   PERIOD
--------------                              ---------  ----------  ------------    ----------   ----------  -------------  --------
ACCESS FLEX HIGH YIELD FUND
   December 17, 2004 through
      April 30, 2005(c), (g) (unaudited)..   $30.00     0.15(d)       (1.09)          (0.94)      (0.38)        (0.38)      $28.68
ACCESS FLEX BEAR HIGH YIELD FUND
   April 27, 2005 through
      April 30, 2005(c)(unaudited)........   $30.00     --(d),(f)      0.09            0.09         --            --        $30.09

                                                               RATIOS TO AVERAGE NET ASSETS            SUPPLEMENTAL DATA
                                                          --------------------------------------  ---------------------------
                                                                                          NET
                                                                                      INVESTMENT    NET ASSETS,    PORTFOLIO
                                               TOTAL         GROSS          NET         INCOME        END OF       TURNOVER
INVESTOR CLASS                                 RETURN      EXPENSES(a)   EXPENSES(a)  (LOSS)(a)   PERIOD (000'S)    RATE(b)
----------------                              --------    ------------   ----------   ----------  --------------  -----------
ACCESS FLEX HIGH YIELD FUND
   December 17, 2004 through
      April 30, 2005(c), (g) (unaudited)....  (3.16)%(e)      1.58%        1.58%        1.43%         $  186        1,604%(e)
ACCESS FLEX BEAR HIGH YIELD FUND
   April 27, 2005 through
      April 30, 2005(c)(unaudited).........    0.30%(e)       1.95%        1.95%        0.85%         $1,952         --(e)

------------
(a)  Annualized for periods less than one year.
(b) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c)  Period from commencement of operations.
(d) Per share net investment income (loss) has been calculated using the daily average shares method.
(e)  Not annualized for periods less than one year.
(f)  Amount is less than $0.005.
(g) There was no significant income earned or expenses incurred from the date of initial capitalization (December 15, 2004) to the date of public offering (December 17, 2004).

              See accompanying notes to the financial statements.

ACCESS ONE TRUST

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

  SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                     DISTRIBUTIONS TO
                                                              INVESTMENT ACTIVITIES                 SHAREHOLDERS FROM
                                                       -------------------------------------   -------------------------
                                                                   NET REALIZED
                                                                       AND
                                            NET ASSET     NET       UNREALIZED                                            NET ASSET
                                              VALUE,   INVESTMENT     GAINS       TOTAL FROM       NET                      VALUE,
                                            BEGINNING    INCOME    (LOSSES) ON    INVESTMENT   INVESTMENT     TOTAL         END OF
SERVICE CLASS                               OF PERIOD    (LOSS)    INVESTMENTS    ACTIVITIES     INCOME    DISTRIBUTIONS    PERIOD
--------------                              ---------  ----------  ------------   ----------   ----------  -------------  ---------
ACCESS FLEX HIGH YIELD FUND
   December 17, 2004 through
      April 30, 2005(c), (g) (unaudited)..   $30.00     0.04(d)       (1.12)        (1.08)       (0.30)        (0.30)       $28.62
ACCESS FLEX BEAR HIGH YIELD FUND
   April 27, 2005 through
      April 30, 2005(c)(unaudited)........   $30.00     --(d),(f)      0.08          0.08           --            --        $30.08

                                                              RATIOS TO AVERAGE NET ASSETS            SUPPLEMENTAL DATA
                                                         --------------------------------------  ---------------------------
                                                                                         NET
                                                                                     INVESTMENT    NET ASSETS,    PORTFOLIO
                                              TOTAL         GROSS          NET         INCOME        END OF       TURNOVER
SERVICE CLASS                                 RETURN      EXPENSES(a)   EXPENSES(a)  (LOSS)(a)   PERIOD (000'S)    RATE(b)
----------------                             --------    ------------   -----------  ----------  --------------  -----------
ACCESS FLEX HIGH YIELD FUND
   December 17, 2004 through
      April 30, 2005(c), (g) (unaudited)...  (3.60)%(e)      2.58%         2.58%       0.43%         $  454       1,604%(e)
ACCESS FLEX BEAR HIGH YIELD FUND
   April 27, 2005 through
      April 30, 2005(c)(unaudited).........   0.30%(e)       2.95%         2.95%      (0.15)%        $1,948         --(e)

------------
(a)  Annualized for periods less than one year.
(b) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c)  Period from commencement of operations.
(d) Per share net investment income (loss) has been calculated using the daily average shares method.
(e)  Not annualized for periods less than one year.
(f)  Amount is less than $0.005.
(g) There was no significant income earned or expenses incurred from the date of initial capitalization (December 15, 2004) to the date of public offering (December 17, 2004).

              See accompanying notes to the financial statements.

ACCESS ONE TRUST

                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2005
                                  (unaudited)

1. ORGANIZATION

   The Access One Trust (the "Trust") is a Delaware statutory trust organized on July 29, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: Access Flex High Yield Fund and Access Flex Bear High Yield Fund (collectively, the "Funds" and individually a "Fund"). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. Each Fund offers two classes of shares: the Investor Class and the Service Class.

   Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

   Under the Funds' organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

SECURITY VALUATION

   The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System ("NASDAQ/NMS"), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the "Advisor") deems appropriate in accordance with procedures approved by the Trust's Board of Trustees. Prices are generally provided by a third party pricing service.

   Securities regularly traded in the over-the-counter ("OTC")markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

   Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of the Fund is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer's quote is used), and futures contracts will be valued at their last sale price prior to that time at which the Fund determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by the Fund will be valued at the last bid quote (if purchased by the Fund) or the last asked quote (if sold by the Fund) prior to that time at which the Fund calculates net asset value. Alternatively, if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Valuation of certain derivatives is performed using procedures approved by the Trust's Board of Trustees.

   When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event that materially affects the furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

REPURCHASE AGREEMENTS

   Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale

ACCESS ONE TRUST

                                 APRIL 30, 2005
                                  (unaudited)

price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities received as collateral in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

SHORT SALES

The Funds may engage in short sales. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may also incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

FUTURES CONTRACTS

The Fund may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into an offsetting transaction prior to settlement. Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

SWAP AGREEMENTS

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the Fund's obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Credit default swaps ("CDSs") involve the exchange of a premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under terms of the CDS, one party acts as a "seller" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to pay the notional amount if a credit event occurs during the term of the CDS. The Fund may enter into CDSs in which the Fund acts as a seller or a buyer. By acting as the seller of a CDS, the Fund assumes market and credit risk of the underlying instrument including liquidity and loss of value. By acting as the buyer of a CDS, the Fund assumes the risk that CDS may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation. CDSs are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of income, are recorded as "unrealized appreciation or depreciation on swap agreements". Gains or losses on swap agreements are realized upon termination of the swap contract.

ACCESS ONE TRUST

                                 APRIL 30, 2005
                                  (unaudited)

In a "long" total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of a total return swap agreement or periodically during its term. Total return swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each total return swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a Fund's custodian. Until a total return swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements".

The Funds may enter into total return swap agreements that provide the opposite return of a security ("short" the security). Their operations is similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement will be monitored by the Advisor. Swap agreements are collateralized by cash and certain securities of each particular Fund.

SECURITIES TRANSACTIONS AND RELATED INCOME

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

ALLOCATIONS

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis. ProFund Advisors LLC also serves as the investment advisor for each of the 89 active ProFunds in the ProFunds Trust. Expenses which are attributable to more than one Trust are allocated across the ProFunds and Access One Trusts based upon relative net assets or another reasonable basis.

The investment income and expenses of a Fund (other than class specific expenses charged to a class) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

DISTRIBUTIONS TO SHAREHOLDERS

The Access Flex High Yield Fund intends to declare and distribute net investment income at least quarterly. The Access Flex Bear High Yield Fund intends to declare and distribute net investment incomeat least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent

ACCESS ONE TRUST

                                 APRIL 30, 2005
                                  (unaudited)

in nature (e.g., return of capital, equalization, gain/loss and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

FEDERAL INCOME TAXES

Each of the Funds intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Funds intend to make timely distributions in order to avoid tax liability. The Funds have a tax fiscal year end of October31st.

3. FEES AND TRANSACTIONS WITH AFFILIATES

The Advisorserves as the investment advisor for each of the Funds. The Funds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement the Funds each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective Fund, of 0.75%.

BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust paid BISYS an annual fee based on ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05%. In addition, as Administrator, BISYS receives additional fees for support of the Funds Compliance Service Program. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust's distributor and principal underwriter and receives no compensation from the Funds for such services. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the Funds for which it receives additional fees. As transfer agent for the Funds, BISYS receives a base fee, account charges and reimbursement of certain expenses. As fund accounting agent for the Funds, BISYS receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the Funds. For these services, each Fund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Effective January 1, 2005, the Trust entered into an agreement with the Advisor for services related to the operation and maintenance of a shareholder trading platform. The ProFunds and Access One Trust will pay the Advisor an aggregate monthly fee of $40,400 per month for these services. For the period ended April 30, 2005, the total amount related to the Access One Trust was $118 for Access Flex High Yield Fund and $1 for Access Flex Bear High Yield Fund.

Under a Distribution and Shareholder Services Plan (the "Plan"), adopted by the Board of Trustees pursuant to Rule1 2b-1 under the 1940 Act, each Fund may pay financial intermediaries such as broker-dealers, investment advisers ("Authorized Firms") and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Under the Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements ("Distribution and Service Agreements") with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Class shares of the applicable Fund attributable to, or held in the name of the Authorized Firm for, its clients. The Funds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee (with the exception of the Chief Compliance Officer) receive no compensation from the Funds for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable in aggregate from the ProFunds and Access One Trusts. Each of the two Independent Trustees were compensated $16,750 ($33,500 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trusts during the period ended April 30, 2005. There are certain employees of the Advisor, such as the Funds'Chief Compliance Officer and staff who administer the Funds compliance program, in which the Funds reimburse the Advisor for their related compensation and certain other expenses incurred. For the period ended April 30, 2005, the total related amounts incurred by the Access One Trust was less than $10.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the Funds for the year ending October 31, 2005 in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold

ACCESS ONE TRUST

                                 APRIL 30, 2005
                                  (unaudited)

   short), litigation, indemnification, and extraordinary expenses as determined under generally accepted accounting principles) and organization costs as follows:

                                                            INVESTOR     SERVICE
                                                              CLASS       CLASS
                                                            --------     -------
Access Flex High Yield Fund...............................    1.95%       2.95%
Access Flex Bear High Yield Fund .........................    1.95%       2.95%

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the Fund to exceed any expense limitation in place at that time. As of April 30, 2005, there are no amounts that may potentially be repaid by the Fund pursuant to this agreement.

4. SECURITIES TRANSACTIONS

The cost of security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended April 30, 2005 were as follows:

                                                             PURCHASES       SALES
                                                           ------------   ------------
Access Flex High Yield Fund ..........................     $103,162,233   $102,420,021

5. FEDERAL INCOME TAX INFORMATION

   At April 30, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                    NET
                                                              TAX               TAX              UNREALIZED
                                                          UNREALIZED         UNREALIZED         APPRECIATION
                                           TAX COST      APPRECIATION      (DEPRECIATION)      (DEPRECIATION)
                                           ---------     ------------      --------------      --------------
Access Flex High Yield Fund ...........   $1,328,105       $   825             $   -               $   825
Access Flex Bear High Yield Fund ......    3,058,000             -                 -                     -

6. INVESTMENT ADVISORY CONTRACT APPROVAL

The Board of Trustees, including the Independent Trustees, unanimously approved the investment advisory agreements (the "Advisory Agreements") with the Advisor on behalf of Access Flex High Yield Fund at a meeting held on December 15, 2004 and on behalf of Access Flex Bear High Yield Fund at a meeting held on March 10, 2005 (together the "Funds"). In connection with its deliberations at these meetings, the Board requested and received from the Advisor information that the Board believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) the Advisory Agreement; (ii) the Advisor's Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) detailed comparative industry fee data; and (v) information regarding brokerage allocation and best execution. The Board carefully evaluated this information, and was advised by the Funds' counsel with respect to its deliberations. The Independent Trustees were advised by their independent legal counsel.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board, including the Independent Trustees, determined that the terms of the Advisory Agreements were fair and reasonable, in the best interests of shareholders and should be approved, on the basis of the following considerations, among others:

NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED

The Board considered the nature, quality and extent of the advisory services to be provided by the Advisor under the Advisory Agreements. It considered the investment approach employed by the Advisor, the Advisor's research capabilities, the nature of the Advisor's experience and resources, the experience of relevant personnel of the Advisor and the Advisor's representations regarding its staffing and the retention of personnel with relevant portfolio management experience, and the Advisor's resources, practices and procedures designed to address regulatory compliance matters, including the Advisor's brokerage allocation and best execution practices. The Board also considered the high-quality services provided by the Advisor in its management of ProFunds and the success of those funds in achieving their stated investment objectives.

ACCESS ONE TRUST

                                 April 30, 2005
                                  (unaudited)

COST OF SERVICES, EXPENSES AND ECONOMIES OF SCALE

The Board considered the fees that would be payable under the Advisory Agreements and reviewed a comparison of the fees to be paid under the Advisory Agreements to fees paid under advisory agreements to other investment advisers serving other investment companies with similar investment programs to the Funds, which assisted the Board in evaluating the reasonableness of the fees to be paid to the Advisor. In evaluating the advisory fees of the Funds', the Board took into account the complex nature of the Funds' investment strategies, which involve the use of financial instruments. The Board also considered the expense limitation agreement entered into between the Advisor and the Trust in connection with the Advisory Agreements and reviewed a comparison of the Funds' total expense ratios under the Advisory Agreements to the expense ratios of other investment companies with similar investment styles. In addition, the Board considered possible economies of scale and the so-called "fall-out benefits" to the Advisor, such as the arrangement between the Advisor and the Funds under the Management Services Agreement.

OTHER CONSIDERATIONS

The Board considered the Advisor's entrepreneurial commitment to the management of the Funds, which could entail a substantial commitment of the Advisor's assets to the successful operation of the Funds. The Board also considered current industry economics and trends. In reaching its conclusions, the Board noted that the Funds had not yet commenced operations, and that in the future, the Board would consider other relevant factors in evaluating the reasonableness of the advisory arrangements, including investment performance and profitability to the Advisor.

Based on these considerations and such other factors and information as it considered relevant, the Board unanimously determined that the Advisor would have sufficient resources to fulfill its duties under the Advisory Agreements, that the scope and quality of the services to be provided under the Advisory Agreements is consistent with the Funds' operational requirements, and that the advisory fees to be paid to the Advisor under the Advisory Agreements are reasonable in light of the services that the Advisor is expected to provide, its anticipated costs and the Funds' reasonably foreseeable asset levels.

ACCESS FUNDS

   POST OFFICE MAILING ADDRESS FOR INVESTMENTS

      P.O. Box 182800
      Columbus, OH 43218-2800

   PHONE NUMBERS

      For Individual Investors Only: 1-888-776-3637
      Institutions and Financial Professionals Only: 1-888-776-5717

   WEBSITE ADDRESS

      www.accesshighyield.com

This report is submitted for the general information of the shareholders of the Access One Trust. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.accesshighyield.com.

A description of the policies and procedures that the Access One Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the Access One Trust's website at http://www.accesshighyield.com; and (iii) on the Securities and Exchange Commission's "Commission" website at http://www.sec.gov. If applicable, information regarding how the Access One Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Access One Trust's website at http://www.accesshighyield.com; and (iii) on the Commission's website at http://www.sec.gov.

Access One Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                              [LOGO OF BEAR & BULL](R)
                                     PROFUNDS
                                 DISTRIBUTORS, INC.

           Access Funds are distributed by ProFunds Distributors, Inc.

                                                                           04/05

                                                        ACCESS ONE TRUST

                                                        Access High Yield Fund
                                                        Access Money Market Fund

SEMIANNUAL REPORT
April 30, 2005

TABLE OF CONTENTS

  i  MESSAGE FROM THE CHAIRMAN

 ii  ALLOCATION OF PORTFOLIO HOLDINGS & COMPOSITION

iii  EXPENSE EXAMPLES

SCHEDULE OF PORTFOLIO INVESTMENTS

     1    Access High Yield Fund

     2    Access Money Market Fund

3    STATEMENTS OF ASSETS AND LIABILITIES

4    STATEMENTS OF OPERATIONS

5    STATEMENTS OF CHANGES IN NET ASSETS

6    FINANCIAL HIGHLIGHTS

8    NOTES TO FINANCIAL STATEMENTS

MESSAGE FROM THE CHAIRMAN

Dear Shareholder:

I'm very pleased to have this first opportunity to address Access Funds shareholders.

About a year ago, our surveys confirmed strong investor interest in a fund that would provide broad exposure to the high yield asset class. So we moved forward to develop a fund that could provide broad exposure to the overall high yield market, consistent with maintaining reasonable liquidity. The result was Access High Yield Fund, launched in February 2005, along with Access Money Market Fund.

The Access Funds are among the newest innovations from ProFund Advisors, the investment adviser to the nation's largest lineup of indexed funds.(1)

With the Access Funds, we are able to offer you even more strategies that go beyond the conventional. The Access Funds are specialty mutual funds that may not share all the features of the ProFunds family. For example, Access High Yield Fund is not designed to correlate to a daily benchmark.

We deeply appreciate your investment in the Access Funds and the confidence you have placed in us.

[PHOTO OF MICHAEL L. SAPIR]

MICHAEL L. SAPIR - Chairman

Sincerely,

/s/ MICHAEL L. SAPIR

MICHAEL L. SAPIR
CHAIRMAN

High yield investments generally present a greater risk of loss than higher-quality debt securities and may be subject to greater price volatility.

An investor should consider the investment objectives, risks and charges and expenses of ProFunds carefully before investing or sending money. The prospectus contains this and other information about ProFunds. To obtain a prospectus, please call 888-776-3637 or visit www.profunds.com. The prospectus should be read carefully before investing. ProFunds Distributors, Inc., distributor.

------------
(1)Source: Lipper. October 14, 2004. Lipper defines "Indexed Fund" as an open-end mutual fund which is pure index, enhanced index or index-based, but is not an Exchange Traded Fund (ETF). The majority of ProFunds are categorized by Lipper as enhanced index funds.

           ALLOCATION OF PORTFOLIO HOLDINGS & COMPOSITION (UNAUDITED)
                                 April 30, 2005

ACCESS HIGH YIELD FUND

INVESTMENT OBJECTIVE: The Access High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.

      HIGH YIELD MARKET EXPOSURE

                               % OF
INVESTMENT TYPE             NET ASSETS
---------------             ----------
None                            0%
--------------------------------------
Total Exposure                  0%
--------------------------------------

------------
"Market Exposure" excludes any short-term investments, cash equivalents or other non-high yield market investment securities. At April 30, 2005, Access High Yield Fund was invested exclusively in cash equivalents.

                                    HOLDINGS

The Access High Yield Fund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, U.S. Government Securities and repurchase agreements.

                                INDUSTRY EXPOSURE

At April 30, 2005, Access High Yield Fund was invested exclusively in cash equivalents.

ACCESS MONEY MARKET FUND

INVESTMENT OBJECTIVE: The Access Money Market Fund seeks a high level of current income consistent with liquidity and preservation of capital.

            MARKET EXPOSURE

                               % OF
INVESTMENT TYPE             NET ASSETS
---------------             ----------
Cash Equivalent                100%
--------------------------------------
Total Exposure                 100%
--------------------------------------

ACCESS ONE TRUST
                         EXPENSE EXAMPLES (UNAUDITED)

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire redemption fees. Therefore, the hypothetical return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from the Fund's inception date through April 30, 2005.

The ACTUAL RETURN table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                         BEGINNING         ENDING         EXPENSES PAID        EXPENSE RATIO
                                       ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*       DURING PERIOD
                                          2/8/05           4/30/05       2/8/05 - 4/30/05     2/8/05 - 4/30/05
                                       -------------    -------------    -----------------    -----------------
ACTUAL RETURN
Access High Yield Fund - Class A         $1,000.00         $970.30             $4.28                1.96%
Access High Yield Fund - Class C          1,000.00          971.30              6.08                2.78%

                                         BEGINNING         ENDING         EXPENSES PAID         EXPENSE RATIO
                                       ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*        DURING PERIOD
                                         2/28/05           4/30/05       2/28/05 - 4/30/05    2/28/05 - 4/30/05
                                       -------------    -------------    -----------------    -----------------
ACTUAL RETURN
Access Money Market Fund - Class A       $1,000.00        $1,001.60            $2.81                 1.68%
Access Money Market Fund - Class C        1,000.00         1,000.30             4.06                 2.43%

------------
* Expenses are equal to the average account value over the period multiplied by the fund's annualized expense ratios multiplied by the number of days in the period from the date of commencement of operations (February 8, 2005 for Access High Yield Fund and February 28, 2005 for Access Money Market Fund) to April 30, 2005 divided by the number of days in the fiscal year. The rates of return are for the same time period and are not annualized.

ACCESS ONE TRUST
                   EXPENSE EXAMPLES (CONTINUED) (UNAUDITED)

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                           BEGINNING         ENDING          EXPENSES PAID       EXPENSE RATIO
                                         ACCOUNT VALUE    ACCOUNT VALUE      DURING PERIOD*      DURING PERIOD
                                            11/1/04          4/30/05       11/1/04 - 4/30/05    2/8/05 - 4/30/05
                                         -------------    -------------    -----------------    -----------------
HYPOTHETICAL RETURN
Access High Yield Fund - Class A**         $1,000.00        $1,015.08           $ 9.79                1.96%
Access High Yield Fund - Class C**          1,000.00         1,011.01            13.86                2.78%

                                           BEGINNING         ENDING          EXPENSES PAID        EXPENSE RATIO
                                         ACCOUNT VALUE    ACCOUNT VALUE      DURING PERIOD*       DURING PERIOD
                                            11/1/04          4/30/05       11/1/04 - 4/30/05    2/28/05 - 4/30/05
                                         -------------    -------------    -----------------    -----------------
HYPOTHETICAL RETURN
Access Money Market Fund - Class A**       $1,000.00        $1,016.46           $8.40                 1.68%
Access Money Market Fund - Class C**        1,000.00         1,012.74            12.13                2.43%

------------
* Expenses are equal to the average account value over the period multiplied by the fund's annualized expense ratios multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Information shown reflects values using the expenses ratios from the date of commencement of operations (February 8, 2005 for Access High Yield Fund and February 28, 2005 for Access Money Market Fund) to April 30, 2005 and has been annualized to reflect values for the period from November 1, 2004 to April 30, 2005.

ACCESS ONE TRUST                               SCHEDULE OF PORTFOLIO INVESTMENTS
ACCESS HIGH YIELD FUND                                            April 30, 2005
(UNAUDITED)

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS (59.0%)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT              VALUE
                                                    ---------           --------
UBS, 2.78%, 5/2/05, dated 4/29/05,
 with a maturity value of $60,014
 (Collateralized by $62,000 Federal
 National Mortgage Association,
 3.00%, 3/02/07, market value $61,368) .......      $60,000             $ 60,000
                                                                        --------
TOTAL REPURCHASE AGREEMENTS
 (Cost $60,000) ..............................                            60,000
                                                                        --------
TOTAL INVESTMENT SECURITIES
 (Cost $60,000)-59.0% ........................                            60,000
Net other assets (liabilities)-- 41.0% .......                            41,728
                                                                        --------
NET ASSETS-100.0% ............................                          $101,728
                                                                        ========

                 See accompanying notes to the financial statements.

ACCESS ONE TRUST                               SCHEDULE OF PORTFOLIO INVESTMENTS
ACCESS MONEY MARKET FUND                                          April 30, 2005
(UNAUDITED)

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS (100.0%)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                    ----------        ----------
UBS, 2.78%, 5/2/05, dated 4/29/05,
 with a maturity value of $2,743,635
 (Collateralized by $2,809,000 various
 U.S. Government Agency Obligations,
 2.25%-3.09%, 7/27/05-5/15/06,
 market value $2,798,351) ......................    $2,743,000        $2,743,000
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
 (Cost $2,743,000) .............................                       2,743,000
                                                                      ----------
TOTAL INVESTMENT SECURITIES
 (Cost $2,743,000)--100.0% .....................                       2,743,000
Net other assets (liabilities)--(NM) ...........                             403
                                                                      ----------
NET ASSETS--100.0% .............................                      $2,743,403
                                                                      ==========

------------
(NM)  Not meaningful, amount is less than 0.05%.

                 See accompanying notes to the financial statements.

ACCESS ONE TRUST
APRIL 30, 2005
(UNAUDITED)

--------------------------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------


                                                                                       ACCESS                    ACCESS
                                                                                     HIGH YIELD               MONEY MARKET
                                                                                        FUND                      FUND
                                                                                    ------------              ------------
ASSETS:
  Repurchase agreements, at cost   .............................................       $  60,000                $2,743,000
  Cash  ........................................................................             479                       526
  Interest receivable  .........................................................               9                       424
  Prepaid and other expenses ...................................................          41,340                     1,696
                                                                                       ---------                ----------
    TOTAL ASSETS  ..............................................................         101,828                 2,745,646
                                                                                       ---------                ----------
LIABILITIES:
  Advisory fees payable   ......................................................              65                       768
  Management services fees payable  ............................................              13                       231
  Distribution and service fees payable-Class A   ..............................              22                       293
  Distribution and service fees payable-Class C   ..............................            --(a)                      365
  Other accrued expenses  ......................................................              --                       586
                                                                                       ---------                ----------
    TOTAL LIABILITIES  .........................................................             100                     2,243
                                                                                       ---------                ----------
NET ASSETS .....................................................................       $ 101,728                $2,743,403
                                                                                       =========                ==========

NET ASSETS CONSIST OF:
  Capital ......................................................................       $ 117,095                $2,743,403
  Accumulated net investment income (loss) .....................................            (492)                       --
  Accumulated net realized gains (losses) on investments .......................         (14,875)                       --
                                                                                       ---------                ----------
NET ASSETS  ....................................................................       $ 101,728                $2,743,403
                                                                                       =========                ==========

CLASS A:
  Net Assets ...................................................................       $ 101,699                $2,016,004
  Shares of Beneficial Interest Outstanding ....................................           3,516                 2,016,004
  Net Asset Value (redemption price per share)(b) ..............................       $   28.92                $     1.00
                                                                                       ---------                ----------
  Maximum Sales Charge .........................................................            4.75%                      N/A
                                                                                       =========                ==========

  Maximum offering price per share (100%/(100% - Maximum Sales Charge) of
  Net Asset Value Adjusted to the nearest cent per share)   ....................       $   30.36                $     1.00
                                                                                       =========                ==========

CLASS C:
  Net Assets ...................................................................       $      29                $  727,399
  Shares of Beneficial Interest Outstanding ....................................               1                   727,399
  Net Asset Value (offering price per share)(c) ................................       $   28.95(d)             $     1.00
                                                                                       =========                ==========

------------
(a) Amount is less than $0.50.
(b) Redemption price per share may vary for certain purchases of class A shares that are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.
(c) Redemption price per share varies by length of time shares are held.
(d) Net asset value is calculated using unrounded net assets of $29.15 divided by the unrounded shares outstanding of 1.007.

               See accompanying notes to the financial statements.

ACCESS ONE TRUST
FOR THE PERIODS ENDED APRIL 30, 2005
(UNAUDITED)

--------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------


                                                                                                     ACCESS             ACCESS
                                                                                                   HIGH YIELD        MONEY MARKET
                                                                                                      FUND(a)            FUND(b)
                                                                                                  -----------        ------------
INVESTMENT INCOME:
  Interest ...........................................................................               $  1,334              $5,745
                                                                                                     --------              ------
EXPENSES
  Advisory fees ......................................................................                    460               1,092
  Management services fees ...........................................................                     92                 328
  Administration fees ................................................................                      1                  20
  Distribution and service fees--Class A .............................................                    153                 437
  Distribution and service fees--Class C .............................................                     --(c)              436
  Printing fees ......................................................................                     66                 142
  Transfer agency fees ...............................................................                     59                 702
  Registration and filing fees .......................................................                    302                 363
  Custody fees .......................................................................                     46                  30
  Fund accounting fees ...............................................................                     --(c)              213
  Trustee fees and reimbursements ....................................................                      1                  19
  Other expenses .....................................................................                     24                 213
                                                                                                     --------              ------
     TOTAL EXPENSES ..................................................................                  1,204               3,995
                                                                                                     --------              ------
NET INVESTMENT INCOME (LOSS) .........................................................                    130               1,750
                                                                                                     --------              ------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on investment securities ...............................                 (7,624)                 --
  Net realized gains (losses) on futures contracts ...................................                 (7,816)                 --
  Net realized gains (losses) on swap agreements .....................................                    565                  --
                                                                                                     --------              ------
     NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS .......................                (14,875)                 --
                                                                                                     --------              ------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS .......................................               $(14,745)             $1,750
                                                                                                     ========              ======

------------
(a) Commencement of operations is February 8, 2005.
(b) Commencement of operations is February 28, 2005.
(c) Amount is less than $0.50.

               See accompanying notes to the financial statements.

ACCESS ONE TRUST

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                         ACCESS                       ACCESS
                                                                                     HIGH YIELD FUND             MONEY MARKET FUND
                                                                                 ----------------------       ----------------------
                                                                                      FOR THE PERIOD               FOR THE PERIOD
                                                                                    FEBRUARY 8,2005(a)          FEBRUARY 28,2005(a)
                                                                                  THROUGH APRIL 30,2005        THROUGH APRIL 30,2005
                                                                                       (unaudited)                 (unaudited)
                                                                                 ----------------------       ----------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss) .................................                       $     130                      $    1,750
  Net realized gains (losses) on investments ...................                         (14,875)                             --
                                                                                       ---------                      ----------
  Change in net assets resulting from operations ...............                         (14,745)                          1,750
                                                                                       ---------                      ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A ....................................................                            (622)                         (1,656)
    Class C ....................................................                              --(b)                          (94)
                                                                                       ---------                      ----------
  Change in net assets resulting from distributions ...........                             (622)                         (1,750)
                                                                                       ---------                      ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued
    Class A ....................................................                         904,975                       2,097,841
    Class C ....................................................                              30                         733,246
  Dividends reinvested
    Class A ....................................................                             622                           1,656
    Class C  ...................................................                              --                              94
  Cost of shares redeemed
    Class A ....................................................                        (788,532)                        (83,493)
    Class C ....................................................                              --                          (5,941)
                                                                                       ---------                      ----------
  Change in net assets resulting from capital transactions .....                         117,095                       2,743,403
                                                                                       ---------                      ----------
  Change in net assets .........................................                         101,728                       2,743,403
NET ASSETS:
  Beginning of period ..........................................                              --                              --
                                                                                       ---------                      ----------
  End of period ................................................                       $ 101,728                      $2,743,403
                                                                                       =========                      ==========

  Accumulated net investment income (loss) .....................                       $    (492)                     $       --
                                                                                       =========                      ==========

SHARE TRANSACTIONS:
  Issued
    Class A ....................................................                          30,564                       2,097,841
    Class C ....................................................                               1                         733,246
  Reinvested
    Class A ....................................................                              21                           1,656
    Class C ....................................................                              --                              94
  Redeemed
    Class A ....................................................                         (27,069)                        (83,493)
    Class C ....................................................                              --                          (5,941)
                                                                                       ---------                      ----------
  Change in shares .............................................                           3,517                       2,743,403
                                                                                       =========                      ==========

------------
(a) Commencement of operations.
(b) Amount is less than $0.50.

               See accompanying notes to the financial statements.

ACCESS ONE TRUST

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

  SELECTED DATA FOR SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                                                                                                        DISTRIBUTIONS TO
                                                              INVESTMENT ACTIVITIES                     SHAREHOLDERS FROM
                                                       ------------------------------------   -----------------------------------
                                                                   NET REALIZED
                                                                       AND
                                            NET ASSET     NET      UNREALIZED                                           NET ASSET
                                              VALUE,   INVESTMENT     GAINS      TOTAL FROM       NET                     VALUE,
                                            BEGINNING    INCOME    (LOSSES) ON   INVESTMENT   INVESTMENT     TOTAL        END OF
CLASS A                                     OF PERIOD    (LOSS)    INVESTMENTS   ACTIVITIES     INCOME    DISTRIBUTIONS   PERIOD
--------------                              ---------  ----------  -----------   ----------   ----------  -------------  --------
ACCESS HIGH YIELD FUND
  February 8, 2005 through
    April 30, 2005(c)(unaudited) .......     $30.00     0.01(d)      (0.91)        (0.90)       (0.18)        (0.18)      $28.92
ACCESS MONEY MARKET FUND
  February 28, 2005 through
    April 30, 2005(c)(unaudited)  ......     $1.000     0.002(d)        --         0.002       (0.002)       (0.002)      $1.000

                                                            RATIOS TO AVERAGE NET ASSETS            SUPPLEMENTAL DATA
                                                       --------------------------------------  ----------------------------
                                              TOTAL
                                              RETURN                                NET
                                            (EXCLUDES                            INVESTMENT   NET ASSETS,     PORTFOLIO
                                              SALES      GROSS          NET        INCOME        END OF        TURNOVER
CLASS A                                      CHARGE)   EXPENSES(a)   EXPENSES(a)  (LOSS)(a)   PERIOD (000'S)    RATE(b)
--------------                              ---------  -----------   ----------  ----------   --------------  -----------
ACCESS HIGH YIELD FUND
  February 8, 2005 through
    April 30, 2005(c)(unaudited)  ...        (2.97)%(e)   1.96%         1.96%        0.21%         $  102       1,301%(e)
ACCESS MONEY MARKET FUND
  February 28, 2005 through
    April 30, 2005(c)(unaudited)  ...         0.16%(e)    1.68%         1.68%        0.95%         $2,016          --

------------
(a) Annualized for periods less than one year.
(b) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c) Period from commencement of operations.
(d) Per share net investment income (loss) has been calculated using the daily average shares method.
(e) Not annualized for periods less than one year.

               See accompanying notes to the financial statements.

ACCESS ONE TRUST

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

  SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                                                                                                   DISTRIBUTIONS TO
                                                              INVESTMENT ACTIVITIES                SHAREHOLDERS FROM
                                                      --------------------------------------   -------------------------
                                                                    NET REALIZED
                                                                        AND
                                          NET ASSET      NET        UNREALIZED                                            NET ASSET
                                            VALUE,    INVESTMENT       GAINS      TOTAL FROM       NET                     VALUE,
                                          BEGINNING     INCOME      (LOSSES) ON   INVESTMENT   INVESTMENT     TOTAL        END OF
CLASS C                                   OF PERIOD     (LOSS)      INVESTMENTS   ACTIVITIES     INCOME    DISTRIBUTIONS   PERIOD
--------------                            ---------   ----------    -----------   ----------   ----------  -------------  ---------
ACCESS HIGH YIELD FUND
  February 8, 2005 through
    April 30, 2005(c)(unaudited) .....     $30.00     (0.04)(d)       (0.82)        (0.86)       (0.19)        (0.19)      $28.95
ACCESS MONEY MARKET FUND
  February 28, 2005 through
    April 30, 2005(c)(unaudited) .....     $1.000      --(d),(f)        --            --(f)       --(f)         --(f)      $1.000

                                                            RATIOS TO AVERAGE NET ASSETS            SUPPLEMENTAL DATA
                                                       --------------------------------------  ----------------------------
                                            TOTAL
                                            RETURN                                    NET
                                          (EXCLUDES                                INVESTMENT   NET ASSETS,     PORTFOLIO
                                            SALES         GROSS          NET         INCOME       END OF        TURNOVER
CLASS C                                    CHARGE)      EXPENSES(a)   EXPENSES(a)  (LOSS)(a)   PERIOD (000'S)    RATE(b)
--------------                            ---------    ------------   ----------   ----------  --------------  -----------
ACCESS HIGH YIELD FUND
  February 8, 2005 through
    April 30, 2005(c)(unaudited) .....    (2.87)%(e)       2.78%        2.78%        (0.61)%       $ --         1,301%(e)
ACCESS MONEY MARKET FUND
  February 28, 2005 through
    April 30, 2005(c)(unaudited) .....     0.03%(e)        2.43%        2.43%         0.20%        $727            --

------------
(a) Annualized for periods less than one year.
(b) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c) Period from commencement of operations.
(d) Per share net investment income (loss) has been calculated using the daily average shares method.
(e) Not annualized for periods less than one year.
(f) Amount is less than $0.0005.

               See accompanying notes to the financial statements.

ACCESS ONE TRUST

                         NOTES TO FINANCIAL STATEMENTS
                                  APRIL 30, 2005
                                   (unaudited)

1.  ORGANIZATION

    The Access One Trust (the "Trust") is a Delaware statutory trust organized on July 29, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: Access High Yield Fund and Access Money Market Fund (collectively, the "Funds" and individually a "Fund"). The Access High Yield Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The Access Money Market Fund is a diversified series of the Trust pursuant to the 1940 Act. Each Fund offers two classes of shares: the Class A and Class C.

    Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan, voting rights on matters affecting a single class of shares and sales charges. Class A of the Access High Yield Fund has a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. Class C shares of the Access High Yield Fund and Access Money Market Fund have a maximum contingent deferred sales charge of 1.00% as a percentage of original purchase price on Class C shares redeemed less than one year after purchase.

    Under the Funds' organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

    SECURITY VALUATION

    The securities in the portfolio of the Access High Yield Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System ("NASDAQ/NMS"), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the "Advisor") deems appropriate in accordance with procedures approved by the Trust's Board of Trustees. Prices are generally provided by a third party pricing service.

    Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the Access Money Market Fund, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act.

    For the Access High Yield Fund, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of the Fund is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer's quote is used), and futures contracts will be valued at their last sale price prior to that time at which the Fund determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by the Fund will be valued at the last bid quote (if purchased by the Fund) or the last asked quote (if sold by the Fund) prior to that time at which the Fund calculates net asset value. Alternatively, if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Valuation of certain derivatives is performed using procedures approved by the Trust's Board of Trustees.

    When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event that materially affects the furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

ACCESS ONE TRUST

                                  APRIL 30, 2005
                                   (unaudited)

    REPURCHASE AGREEMENTS

    Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities received as collateral in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor.

    In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

    SHORT SALES

    The Access High Yield Fund may engage in short sales. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may also incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

    Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

    FUTURES CONTRACTS

    The Access High Yield Fund may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into an offsetting transaction prior to settlement. Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

    Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

    SWAP AGREEMENTS

    The Access High Yield Fund may enter into swap agreements for purposes of pursuing its investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position.
    The value of swap agreements are equal to the Fund's obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

    Credit default swaps ("CDSs") involve the exchange of a premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under terms of the CDS, one party acts as a "seller" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to pay the notional amount if a credit event occurs during the term of the CDS. By acting as the seller of a CDS, the Fund assumes market and credit risk of the underlying instrument including liquidity and loss of value. CDSs are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of income, are recorded as "unrealized appreciation or depreciation on swap agreements". Gains or losses on swap agreements are realized upon termination of the swap contract.

ACCESS ONE TRUST

                                  APRIL 30, 2005
                                   (unaudited)

    In a "long" total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of a total return swap agreement or periodically during its term. Total return swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each total return swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a Fund's custodian. Until a total return swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements".

    Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement will be monitored by the Advisor. Swap agreements are collateralized by cash and certain securities of each particular Fund.

    SECURITIES TRANSACTIONS AND RELATED INCOME

    Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    ALLOCATIONS

    Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis. ProFund Advisors LLC also serves as the investment advisor for each of the 89 active ProFunds in the ProFunds Trust. Expenses which are attributable to more than one Trust are allocated across the ProFunds and Access One Trusts based upon relative net assets or another reasonable basis.

    The investment income and expenses of a Fund (other than class specific expenses charged to a class) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    DISTRIBUTIONS TO SHAREHOLDERS

    The Access High Yield Fund intends to declare and distribute net investment income at least quarterly. The Access Money Market Fund declares dividends from net investment income daily and pays dividends on a monthly basis. ProFund Advisors LLC also serves as the investment advisor for each of the 89 active ProFunds in the ProFunds Trust. Net realized capital gains, if any, will be distributed annually.

    The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, gain/loss and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

    REDEMPTION FEES

    For shares of Access High Yield Fund, that were redeemed or exchanged within 5 days of purchase, a fee of 2% of the total redemption amount may be assessed subject to certain exceptions or limitations. These exceptions include but are not limited to redemptions of shares held in certain omnibus accounts and retirement plans that cannot

ACCESS ONE TRUST

                                  APRIL 30, 2005
                                   (unaudited)

    implement the redemption fee. For purposes of calculating the fee, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last and is retained by the Funds for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. For financial statement purposes, these amounts are included in the Statement of Changes in Net Assets as "Proceeds from shares issued". There were no redemption fees for the Fund during the period ended April 30, 2005.

    FEDERAL INCOME TAXES

    Each of the Funds intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Funds intend to make timely distributions in order to avoid tax liability. The Funds have a tax fiscal year end of October 31st.

    3. FEES AND TRANSACTIONS WITH AFFILIATES

    The Advisor serves as the investment advisor for each of the Funds. The Funds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement the Access High Yield Fund pays the Advisor a fee at an annualized rate, based on the average daily net assets of 0.75%. The Access Money Market Fund pays the Advisor a fee at an annualized rate, based on the average daily net assets of 0.50%.

    BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust paid BISYS an annual fee based on ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05%. In addition, as Administrator, BISYS receives additional fees for support of the Funds Compliance Service Program. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust's distributor and principal underwriter and receives no compensation from the Funds for such services. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the Funds for which it receives additional fees. As transfer agent for the Funds, BISYS receives a base fee, account charges and reimbursement of certain expenses. As fund accounting agent for the Funds, BISYS receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

    The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the Funds. For these services, each Fund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

    Under a Rule 12-1 Distribution and Shareholder Services Plan (the "Plan"), adopted by the Board of Trustees, the Funds may pay broker-dealers (including, ProFunds Distributors, Inc.), investment advisers, banks, trust companies, accountants, estate planning firms, or other financial institutions or securities industry professionals ("Authorized Firms"), a fee as compensation for service and distribution-related activities and/or shareholder services.

    Under the Plan, Class A shares are authorized to pay a fee at an annual rate not to exceed 0.40% of each Fund's average daily net assets attributable to Class A shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of each Fund's average daily net assets attributable to Class A shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

    Under the Plan, Class C shares are authorized to pay a fee of at an annual rate not to exceed 1.00% of each Fund's average daily net assets attributable to Class C shares, of which 0.75% may be compensation for service and distribution-related activities with respect to Class C shares and of which 0.25% may be compensation for shareholder services with respect to Class C shares.

    As distributor, BISYS, is entitled to receive commissions on sales of shares of the Funds. For the period ended April 30, 2005, BISYS received $7,305 from commissions earned on sales of shares of the Funds, of which $5,744 was allowed to affiliated broker/dealers of the Funds.

    Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee (with the exception of the Chief Compliance Officer) receive no compensation from the Funds for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable in aggregate from the ProFunds and Access One Trusts. Each of the two Independent Trustees were compensated $16,750 ($33,500 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trusts during the period ended April 30, 2005. There are certain employees of the

ACCESS ONE TRUST

                                  APRIL 30, 2005
                                   (unaudited)

    Advisor, such as the Funds' Chief Compliance Officer and staff who administer the Funds compliance program, in which the Funds reimburse the Advisor for their related compensation and certain other expenses incurred. For the period ended April 30, 2005, the total related amounts incurred by the Access One Trust was less than $10.

4.  SECURITIES TRANSACTIONS

    The cost of security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended April 30, 2005 were as follows:

                                                                       PURCHASES         SALES
                                                                      ----------       ----------
Access High Yield Fund ...........................................    $1,118,359       $1,110,795

5.  FEDERAL INCOME TAX INFORMATION

    At April 30, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                             NET
                                                                          TAX              TAX            UNREALIZED
                                                                       UNREALIZED       UNREALIZED       APPRECIATION
UNREALIZED                                               TAX COST     APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                                        ----------    ------------    --------------    --------------
Access High Yield Fund ...........................      $   60,000    $         --     $          --    $           --
Access Money Market Fund .........................       2,743,000              --                --                --

6.  INVESTMENT ADVISORY CONTRACT APPROVAL

    The Board of Trustees, including the Independent Trustees, unanimously approved the investment advisory agreements (the "Advisory Agreements") with the Advisor on behalf of Access High Yield Fund and Access Money Market Fund at a meeting held on December 15, 2004 (together the "Funds"). In connection with its deliberations at these meetings, the Board requested and received from the Advisor information that the Board believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) the Advisory Agreement; (ii) the Advisor's Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services;
    (iv) detailed comparative industry fee data; and (v) information regarding brokerage allocation and best execution. The Board carefully evaluated this information, and was advised by the Funds' counsel with respect to its deliberations. The Independent Trustees were advised by their independent legal counsel.

    In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board, including the Independent Trustees, determined that the terms of the Advisory Agreements were fair and reasonable, in the best interests of shareholders and should be approved, on the basis of the following considerations, among others:

    NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED

    The Board considered the nature, quality and extent of the advisory services to be provided by the Advisor under the Advisory Agreements. It considered the investment approach employed by the Advisor, the Advisor's research capabilities, the nature of the Advisor's experience and resources, the experience of relevant personnel of the Advisor and the Advisor's representations regarding its staffing and the retention of personnel with relevant portfolio management experience, and the Advisor's resources, practices and procedures designed to address regulatory compliance matters, including the Advisor's brokerage allocation and best execution practices. The Board also considered the high-quality services provided by the Advisor in its management of ProFunds and the success of those funds in achieving their stated investment objectives.

    COST OF SERVICES, EXPENSES AND ECONOMIES OF SCALE

    The Board considered the fees that would be payable under the Advisory Agreements and reviewed a comparison of the fees to be paid under the Advisory Agreements to fees paid under advisory agreements to other investment advisers serving other investment companies with similar investment programs to the Funds, which assisted the Board in evaluating the reasonableness of the fees to be paid to the Advisor. In evaluating the advisory fees of the Funds', the Board took into account the complex nature of the Funds' investment strategies, which involve the use of financial instruments. The Board also considered the expense limitation agreement entered into between the Advisor and the Trust in connection with the Advisory Agreements and reviewed a comparison of the Funds' total expense ratios under the Advisory Agreements to the expense ratios of other investment companies with similar investment styles. In addition, the Board considered possible economies of scale and the so-called "fall-out benefits" to the Advisor, such as the arrangement between the Advisor and the Funds under the Management Services Agreement.

ACCESS ONE TRUST

                                  APRIL 30, 2005
                                   (unaudited)

    OTHER CONSIDERATIONS

    The Board considered the Advisor's entrepreneurial commitment to the management of the Funds, which could entail a substantial commitment of the Advisor's assets to the successful operation of the Funds. The Board also considered current industry economics and trends. In reaching its conclusions, the Board noted that the Funds had not yet commenced operations, and that in the future, the Board would consider other relevant factors in evaluating the reasonableness of the advisory arrangements, including investment performance and profitability to the Advisor.

    Based on these considerations and such other factors and information as it considered relevant, the Board unanimously determined that the Advisor would have sufficient resources to fulfill its duties under the Advisory Agreements, that the scope and quality of the services to be provided under the Advisory Agreements is consistent with the Funds' operational requirements, and that the advisory fees to be paid to the Advisor under the Advisory Agreements are reasonable in light of the services that the Advisor is expected to provide, its anticipated costs and the Funds' reasonably foreseeable asset levels.

ACCESS FUNDS

    POST OFFICE MAILING ADDRESS FOR INVESTMENTS
       P.O. Box 182800
       Columbus, OH 43218-2800

    PHONE NUMBERS
       Toll-free Number: 1-866-296-2603

    WEBSITE ADDRESS
       www.accesshighyield.com

This report is submitted for the general information of the shareholders of the Access One Trust. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.accesshighyield.com.

A description of the policies and procedures that the Access One Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the Access One Trust's website at http://www.accesshighyield.com; and (iii) on the Securities and Exchange Commission's "Commission" website at http://www.sec.gov. If applicable, information regarding how the Access One Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Access One Trust's website at http://www.accesshighyield.com; and (iii) on the Commission's website at http://www.sec.gov.

Access One Trust files complete Schedules of Portfolio
Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                            [LOGO OF BEAR & BULL](R)
                                   PROFUNDS(R)
                               DISTRIBUTORS, INC.

           Access Funds are distributed by ProFunds Distributors, Inc.

                                                                           04/05

ITEM 2. CODE OF ETHICS.

Not applicable - only for annual reports.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only for annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only for annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer, based on their evaluation as of a date within 90 days of the filing date of this report, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company of 1940) are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

       (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

       (a)(1)  Not applicable - only for annual reports.

       (a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

       (a)(3)  Not applicable.

       (b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Access One Trust
            -------------------------------------------------------------------

By (Signature and Title)* /s/ Troy A. Sheets
                          -----------------------------------------------------
                          Troy A. Sheets, Treasurer and Principal Financial Officer

Date   July 8, 2005
    ---------------------------------------------------------------------------

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Louis M. Mayberg
                          -----------------------------------------------------
                          Louis M. Mayberg, President and Principal Executive Officer

Date    July 8, 2005
    ---------------------------------------------------------------------------

By (Signature and Title)* /s/ Troy A. Sheets
                          -----------------------------------------------------
                          Troy A. Sheets, Treasurer and Principal Financial Officer

Date   July 8, 2005
    ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.